Fair Value Measurement	12 Months Ended
Dec. 31, 2019
Fair Value Measurement
Fair Value Measurement

4. Fair Value Measurement

Fair value is the price that would be received from the sale of an asset or paid to transfer a liability assuming an orderly transaction in the most advantageous market at the measurement date. U.S. GAAP establishes a hierarchical disclosure framework which prioritizes and ranks the level of observability of inputs used in measuring fair value.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

As of December 31, 2018 and 2019, assets and liabilities measured at fair value on a recurring basis are summarized below:

	Fair value at
	December 31,
Description	2019	Level 1	Level 2	Level 3
Investment securities (Note 6)	2,318	2,318	—	—
Contingent consideration (Note 5)	(17,704)	—	—	(17,704)

	Fair value at
	December 31,
Description	2018	Level 1	Level 2	Level 3
Investment securities (Note 6)	26,032	26,032	—	—
Put option (Note 4)	7,898	—	—	7,898
Contingent consideration (Note 5)	(15,869)	—	—	(15,869)

Investment securities were valued based on the quoted market price and were classified as Level 1.

Put option and contingent consideration were measured at fair value using unobservable inputs and categorized in Level 3 of the fair value hierarchy. The put option represents the put option granted by the selling shareholder of Sasseur, a Singapore listed company associated with the Company’s investment in the equity security of the Singapore listed company in 2018. The fair value of the financial instrument is included in the prepayments and other current assets in the Company’s consolidated balance sheets. Pursuant to the put option agreement, the Company has the right to request the grantor to repurchase all of the Company’s equity investments of this Singapore listed company (see Note 6) at the original purchase price, plus annualized interest of 7.5%. The put option is measured at fair value. On April 17, 2019, the Company exercised the put option and the realized gain was RMB633 in 2019.

The contingent consideration liabilities for the acquisition of Wang Pok Timepieces Limited (“Wang Pok”) and E-GO FASHION (Hong Kong) (“E-GO”) (see Note 5) are classified within Level 3 as the fair values are measured based on the inputs linked to the achievement of the performance targets that are unobservable in the market.

The following table provides additional information about the reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (level 3).

		Contingent
	Put option	consideration
Balance as of December 31, 2017	—	—
Initial recognition	5,496	(15,974)
Total gains for the period included in earnings	2,402	105
Balance as of December 31, 2018	7,898	(15,869)
Initial recognition	—	(697)
Payment during the year	—	1,344
Total gains for the period included in earnings	633	(2,510)
Exercised during the year	(8,531)	—
Foreign currency translation	—	28
Balance as of December 31, 2019	—	(17,704)

The put option was valued as of December 31, 2018 using the Black-Scholes pricing model at the reporting date. The calculation was based on the exercise price, annual risk- free rate of 5.25%, dividend yield of 0% and volatility of 41.0%.

Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis

The Company measures its property and equipment, intangible assets, goodwill and investment in equity investees at fair value on a non-recurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. No such impairment was recognized for the years ended December 31, 2017, 2018 and 2019.